SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 29,703		$ 8,822		$ 8,940
Property and equipment, net	616		176		93
East European Country [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,901	[1]	7,455	[1]	8,637	[1]
Property and equipment, net		[1]		[1]		[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	126		199		217
Property and equipment, net	16		17		17
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	50		232		86
Property and equipment, net	600		159		76
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,083		903
Property and equipment, net
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,479		33
Property and equipment, net
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	64
Property and equipment, net

[1]	Due to the demand of the customer, the name of the specific country cannot be disclosed.